Note 6 - Notes and Leases Payable (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 17, 2017	Oct. 17, 2016
Property, Plant and Equipment, Gross, Ending Balance		$ 9,255,537		$ 9,255,537		$ 9,255,537	$ 9,211,785
Debt Instrument, Periodic Payment, Interest		705	$ 1,216	6,206	$ 2,743	6,365	4,956
Note Payable, Mining Equipment, Purchased in October 2014 [Member]
Debt Instrument, Face Amount	$ 57,900
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Debt Instrument, Periodic Payment, Total	$ 1,339
Debt Instrument, Term	4 years
Note Payable Insurance Company 1 [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage									2.60%
Note Payable Insurance Company 1 [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage									4.15%
Note Payable Insurance Company 2 [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage								3.10%	3.10%
Note Payable Insurance Company 2 [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage								5.78%	5.78%
Mining Equipment [Member]
Property, Plant and Equipment, Gross, Ending Balance	$ 65,120	$ 1,784,115		$ 1,784,115		$ 1,784,115	$ 1,775,884